Note 15 - Capital Management	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]

15. Capital management:

a) Overview:

The Bank’s policy is to maintain a strong capital base so as to retain investor, creditor, market and regulator confidence, as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration, and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position.

Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements, current and anticipated financial market conditions and any capital ratio targets that are communicated to the Bank by Office of the Superintendent of Financial Institutions (“OSFI”).

The goal is to maintain adequate regulatory capital for the Bank to be considered well capitalized, protect depositors and provide capacity to support organic growth, as well as to capitalize on strategic opportunities that do not otherwise require access to the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has stipulated policies, which are approved by the Board of Directors, setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by OSFI and, therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach. During the period ended July 31, 2026, there were no material changes in the Bank’s management of capital.

b) Risk-based capital ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% Total capital ratio, all of which include a 2.5% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk- adjusted capital and risk-weighted assets, including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off-balance sheet assets of the Bank are assigned a weighting ranging from 0% to 400% to determine the Bank’s risk-weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)
	July 31	October 31
	2026	2025

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$334,898	$325,910
Contributed surplus	1,025	2,473
Retained earnings	229,972	203,728
Accumulated other comprehensive income (loss)	(330)	562
CET1 before regulatory adjustments	565,565	532,673
Regulatory adjustments applied to CET1	(24,631)	(23,023)
Common Equity Tier 1 capital	$540,934	$509,650

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$-
Total Tier 1 capital	$540,934	$509,650

Tier 2 capital
Directly issued Tier 2 capital instruments	$83,034	$105,135
Tier 2 Capital, net of accumulated amortization and before regulatory adjustments	83,034	105,135
Eligible stage 1 and stage 2 allowance	4,315	5,105
Total Tier 2 capital	$87,349	$110,240
Total regulatory capital	$628,283	$619,890
Total risk-weighted assets	$4,717,516	$3,943,657
Capital ratios
CET1 capital ratio	11.47%	12.92%
Tier 1 capital ratio	11.47%	12.92%
Total capital ratio	13.32%	15.72%

As of July 31, 2026, and October 31, 2025, the Bank maintained capital levels above all of the minimum Basel III regulatory capital requirements prescribed by OSFI.

c) Leverage ratio:

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

(thousands of Canadian dollars)
	July 31	October 31
	2026	2025

On-balance sheet assets	$6,875,238	$5,808,475
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(24,631)	(23,023)
Total on-balance sheet exposures	6,850,607	5,785,452

Replacement cost associated with all derivative transactions	$3,172	$-
Add-on amounts for PFE associated with all derivative transactions	4,131	3,975
Total derivative exposures	7,303	3,975

Total off-balance sheet exposure at gross notional amount	$643,746	$635,854
Adjustments for conversion to credit equivalent amount	(422,354)	(410,571)
Total off-balance sheet exposures	221,392	225,283

Tier 1 capital	540,934	509,650
Total exposures	7,079,302	6,014,710

Leverage ratio	7.64%	8.47%

As at July 31, 2026, and October 31, 2025, the Bank was in compliance with the leverage ratio prescribed by OSFI.